Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2018 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 2,944,683	$ 232,500
Used amount	606,695	137,180
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,697,000
Commercial papers [member] | NH Investment & Security Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Limit	300,000
Used amount	300,000
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	3,948
Collateralised loans on electronic receivable-trade [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	495,560
Used amount	70,759
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	960
Loans for working capital [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	254,300
Used amount	158,000
Facility loans [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		212,000
Used amount | $		127,024
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	10,123
Used amount	8,406
Facility loans on ships [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		9,000
Used amount | $		9,000
Export L C [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Used amount | $		1,156
Derivatives transaction limit [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit	100,000
Used amount	₩ 64,622
FX forward trading commitment [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		$ 11,500